Related party balances and transactions (Details 3 Text) - Banco Seguro	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bottom of range
Disclosure of transactions between related parties [line items]
Interest rate per year based on the CDI	103.00%	104.00%
Top of range
Disclosure of transactions between related parties [line items]
Interest rate per year based on the CDI	106.00%	106.00%